Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document And Entity [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Entity Registrant Name	CAMTEK LTD
Entity Central Index Key	0001109138
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	35,348,176
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes